Marketable Securities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable securities, available-for-sale:
Marketable securities, Unrealized Loss	$ 0	$ 0
Proceeds from Sale and Maturity of Marketable Securities	4.96
US Treasury Securities [Member]
Marketable securities, available-for-sale:
Marketable securities, Unrealized Loss	$ 104,718